Commitments and Contingencies: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (Additional Textual) [Abstract]
Amount of fixed rate loan commitments	$ 0	$ 0
Initial term of employment agreements	3 years
Rental expenses	61,000	55,000	62,000
Variable monthly cost associated with contract, average	197,000
Number of ATM branding agreements with local convenience stores	3
Annual cost under branding agreements	128,000
Amount of annual cost per covered individual under first specific stop loss policy limits	75,000
Amount of annual cost per covered individual under second specific stop loss policy limits	1,651,964
Liability related to self insured medical expenses	438,000	506,000
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of most guarantees	2 years
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of most guarantees	1 year
Commitments to extend credit [Member]
Commitments and Contingencies (Textual) [Abstract]
Contractual notional amount of instruments	27,294,000	23,422,000
Unused lines of credit [Member]
Commitments and Contingencies (Textual) [Abstract]
Contractual notional amount of instruments	$ 60,800,000	$ 62,900,000